SPDR® Series Trust

Supplement Dated December 28, 2016

to the Prospectus Dated October 31, 2016

1.	Effective December 30, 2016 (“Effective Date”), SSGA Funds Management, Inc. has contractually agreed to waive its management fee for the SPDR® Bloomberg Barclays Emerging Markets Local Bond ETF (the “Fund”) to 0.40% of the Fund’s average annual daily net assets. Accordingly, the following changes are made to the Prospectus as of the Effective Date:

•	On page 112 of the Prospectus, the section entitled “FEES AND EXPENSES OF THE FUND” is replaced in its entirety with the following:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment):

Management fees	0.50%
Other expenses	0.00%
Total annual Fund operating expenses	0.50%
Less contractual fee waiver[1]	-0.10%
Net annual Fund operating expenses	0.40%

[1]	SSGA Funds Management, Inc. (the “Adviser”) has contractually agreed to waive its management fee to 0.40% of the Fund’s average annual daily net assets. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The waiver may not be terminated except with the approval of the Fund’s Board of Trustees.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the Fund’s contractual fee waiver only in the periods for which the contractual fee waiver and/or expense reimbursement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10
$41	$150	$270	$619

PORTFOLIO TURNOVER:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

•	On page 168 of the Prospectus under the section entitled “MANAGEMENT,” the following replaces the row applicable to the Fund:

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	0.50	%(4)

•	On page 169 of the Prospectus under the section entitled “MANAGEMENT,” the following footnote is inserted directly below footnote (3) to the table.

(4)	Effective December 30, 2016, the Adviser has contractually agreed to waive its management fee to 0.40% of the Fund’s average annual daily net assets. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The waiver may not be terminated except with the approval of the Fund’s Board of Trustees.

2.	The second, third, fourth, fifth, and sixth paragraphs within the section entitled “INDEX/TRADEMARK LICENSES/DISCLAIMERS” beginning on page 174 of the Prospectus are replaced with the following:

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS® is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”) (collectively, “Bloomberg”), or Bloomberg’s licensors own all proprietary rights in the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index, Bloomberg Barclays U.S. Government Inflation-Linked Bond Index, Bloomberg Barclays 0-5 Year US Government Inflation-Linked Bond Index, Bloomberg Barclays 1-10 Year U.S. Government Inflation-Linked Bond Index, Bloomberg Barclays 1-5 Year U.S. Treasury Index, Bloomberg Barclays Intermediate U.S. Treasury Index, Bloomberg Barclays Long U.S. Treasury Index, Bloomberg Barclays U.S. 1-3 Year Corporate Bond Index, Bloomberg Barclays U.S. Intermediate Corporate Bond Index, Bloomberg Barclays U.S. Long Term Corporate Bond Index, Bloomberg Barclays Issuer Scored Corporate Index, Bloomberg Barclays U.S. Convertible Bond >$500MM Index, Bloomberg Barclays U.S. MBS Index, Bloomberg Barclays U.S. Aggregate Index, Bloomberg Barclays Municipal Managed

Money Index, Bloomberg Barclays Managed Money Municipal Short Term Index, Bloomberg Barclays 1-3 Year Global Treasury ex-US Capped Index, Bloomberg Barclays Global Treasury Ex-US Capped Index, Bloomberg Barclays Global Aggregate ex-USD >$1B: Corporate Bond Index, Bloomberg Barclays EM Local Currency Government Diversified Index, Bloomberg Barclays High Yield Very Liquid Index, Bloomberg Barclays US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index, Bloomberg Barclays U.S. Dollar Floating Rate Note < 5 Years Index, (collectively, the “Bloomberg Barclays Indices”).

The Bloomberg Barclays Indices are licensed for use by State Street Global Advisors (the “Licensee”) and its affiliates with respect to the SPDR Bloomberg Barclays 1-3 Month T-Bill ETF, SPDR Bloomberg Barclays TIPS ETF, SPDR Bloomberg Barclays 0-5 Year TIPS ETF, SPDR Bloomberg Barclays 1-10 Year TIPS ETF, SPDR Bloomberg Barclays Short Term Treasury ETF, SPDR Bloomberg Barclays Intermediate Term Treasury ETF, SPDR Bloomberg Barclays Long Term Treasury ETF, SPDR Bloomberg Barclays Short Term Corporate Bond ETF, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF, SPDR Bloomberg Barclays Long Term Corporate Bond ETF, SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF, SPDR Bloomberg Barclays Convertible Securities ETF, SPDR Bloomberg Barclays Mortgage Backed Bond ETF, SPDR Bloomberg Barclays Aggregate Bond ETF, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF, SPDR Bloomberg Barclays Short Term International Treasury Bond ETF, SPDR Bloomberg Barclays International Treasury Bond ETF, SPDR Bloomberg Barclays International Corporate Bond ETF, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF, SPDR Bloomberg Barclays High Yield Bond ETF, SPDR Bloomberg Barclays Short Term High Yield Bond ETF, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF (the “Products”). The only relationship of BISL and Barclays with the Licensee in respect of the Bloomberg Barclays Indices is the licensing of the Bloomberg Barclays Indices, which are determined, composed and calculated by BISL, or any successor thereto, without regard to the Licensee or the Products or the owners of the Products.

None of Barclays Bank PLC, Barclays Capital Inc., or any affiliate (collectively “Barclays”) is the issuer or producer of the Products and in that capacity has any responsibilities, obligations or duties to investors in the Products. Absent some separate relationship or arrangement, solely by investing in the Products, investors neither acquire any interest in the Bloomberg Barclays Indices nor enter into any relationship of any kind whatsoever with Barclays. The Products are not sponsored, issued or advised by Barclays. As a licensor of the Bloomberg Barclays Indices, Barclays makes no representation or warranty, express or implied, regarding the advisability of investing in the Products or the advisability of investing in securities generally or the ability of the Bloomberg Barclays Indices to track corresponding or relative market performance. As the licensors of Bloomberg Barclays Indices, Barclays has not passed on the legality or suitability of the Products with respect to any person or entity. Barclays has no obligation or liability in connection with administration, marketing or trading of the Products in its capacity as licensor of the Bloomberg Barclays Indices.

Bloomberg is not the issuer or producer of the Products and in that capacity has no responsibilities, obligations or duties to investors in the Products. Investors acquire the Products from Licensee and investors neither acquire any interest in the Bloomberg Barclays Indices nor enter into any relationship of any kind whatsoever with Bloomberg upon making an investment in the Products. The Products are not sponsored, issued or advised by Bloomberg. Bloomberg makes no representation or warranty, express or implied, regarding the advisability of investing in the Products or the advisability of investing in securities generally or the ability of the Bloomberg Barclays Indices to track corresponding or relative market performance. Bloomberg has not has passed on the legality or suitability of the Products with respect to any person or entity. Bloomberg has no obligation or liability in connection with administration, marketing or trading of the Products.

Neither Bloomberg nor Barclays is responsible for or has participated in the determination of the timing of, prices at, or quantities of the Products to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Licensee or the owners of the Products or any other third party into consideration in determining, composing or calculating the Bloomberg Barclays Indices. The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Products, investors or other third parties. In addition, the licensing agreement between Licensee and BISL is solely for the benefit of Licensee and BISL and not for the benefit of the owners of the Products, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE LICENSEE, INVESTORS OR OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDICES, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR

INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS, EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE PRODUCTS.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167, registered office 1 Churchill Place London E14 5HP.

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